Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities..
Other liabilities

Note 28 - Other liabilities

   Accounting policies

Financial liabilities are recognized initially at fair value less transaction costs. In subsequent periods, finan- cial liabilities are measured at amortized cost corresponding to the capitalized value using the effective interest method.

DKK thousand	2021	2020
Employee benefits	84,800	101,028
Royalty payable to third party	5,860	5,732
Development project costs	18,736	28,267
Other payables	82,164	32,272
Total other liabilities	191,560	167,299

Current	173,134	150,555
Non-current	18,426	16,744